SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Capitalized Interest) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest cost capitalized	$ 293	1,825		75
Interest cost charged to income	3,444	21,459	7,212	2,082
Total interest cost	$ 3,737	23,284	7,212	2,157